Quarterly Holdings Report
for
Fidelity Advisor® Global Capital Appreciation Fund
January 31, 2026
AGLO-NPRT1-0426
1.813039.121
Common Stocks - 97.3%
	Shares	Value ($)
AUSTRALIA - 0.9%
Industrials - 0.9%
Aerospace & Defense - 0.9%
DroneShield Ltd (a)(b)	680,798	1,573,925
CANADA - 1.3%
Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Canadian Natural Resources Ltd (United States) (c)	57,800	2,150,738
CHINA - 3.3%
Communication Services - 1.7%
Interactive Media & Services - 1.7%
Tencent Holdings Ltd	38,600	2,966,866
Consumer Discretionary - 1.6%
Broadline Retail - 1.6%
Alibaba Group Holding Ltd ADR	16,300	2,763,828
TOTAL CHINA		5,730,694
DENMARK - 2.2%
Industrials - 2.2%
Air Freight & Logistics - 2.2%
DSV A/S	13,400	3,762,426
GERMANY - 1.2%
Industrials - 1.2%
Aerospace & Defense - 1.2%
Rheinmetall AG	950	2,006,116
ITALY - 1.4%
Financials - 1.4%
Banks - 1.4%
UniCredit SpA	28,200	2,457,519
JAPAN - 2.7%
Industrials - 2.7%
Industrial Conglomerates - 2.7%
Hitachi Ltd	132,600	4,601,238
KOREA (SOUTH) - 3.5%
Information Technology - 3.5%
Semiconductors & Semiconductor Equipment - 3.5%
SK Hynix Inc	9,660	6,052,773
NETHERLANDS - 1.6%
Information Technology - 1.6%
Semiconductors & Semiconductor Equipment - 1.6%
ASML Holding NV	1,900	2,724,421
SPAIN - 2.3%
Financials - 2.3%
Banks - 2.3%
Banco Santander SA	304,200	3,884,047
SWEDEN - 0.9%
Industrials - 0.9%
Trading Companies & Distributors - 0.9%
Bergman & Beving AB B Shares	50,443	1,568,645
TAIWAN - 4.7%
Information Technology - 4.7%
Semiconductors & Semiconductor Equipment - 4.7%
Taiwan Semiconductor Manufacturing Co Ltd ADR	24,500	8,098,720
UNITED KINGDOM - 2.4%
Financials - 2.4%
Banks - 2.4%
Lloyds Banking Group PLC	2,565,900	3,831,414
Starling Bank Ltd (d)(e)	72,300	222,596

TOTAL UNITED KINGDOM		4,054,010
UNITED STATES - 68.9%
Communication Services - 10.1%
Interactive Media & Services - 10.1%
Alphabet Inc Class A	33,500	11,323,000
Meta Platforms Inc Class A	8,400	6,018,600
TOTAL COMMUNICATION SERVICES		17,341,600
Consumer Discretionary - 4.9%
Broadline Retail - 4.9%
Amazon.com Inc (b)	35,400	8,471,220
Energy - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Exxon Mobil Corp	22,000	3,110,800
Financials - 15.9%
Banks - 5.2%
Citigroup Inc	20,200	2,337,342
JPMorgan Chase & Co	12,900	3,945,981
Wells Fargo & Co	29,800	2,696,602
		8,979,925
Capital Markets - 2.2%
Charles Schwab Corp/The	36,000	3,741,120
Consumer Finance - 2.6%
American Express Co	7,200	2,535,624
Capital One Financial Corp	9,100	1,992,263
		4,527,887
Financial Services - 4.4%
Mastercard Inc Class A	7,000	3,771,530
Visa Inc Class A	11,800	3,797,594
		7,569,124
Insurance - 1.5%
Arthur J Gallagher & Co	10,100	2,518,637
TOTAL FINANCIALS		27,336,693
Health Care - 4.0%
Biotechnology - 1.3%
Gilead Sciences Inc	15,500	2,200,225
Health Care Equipment & Supplies - 0.1%
Medline Inc Class A	2,700	119,340
Life Sciences Tools & Services - 2.0%
Danaher Corp	7,300	1,597,897
Thermo Fisher Scientific Inc	3,300	1,909,413
		3,507,310
Pharmaceuticals - 0.6%
Structure Therapeutics Inc ADR (b)	12,000	1,061,400
TOTAL HEALTH CARE		6,888,275
Industrials - 6.8%
Aerospace & Defense - 1.9%
Boeing Co (b)	14,200	3,318,824
Construction & Engineering - 1.8%
EMCOR Group Inc	4,400	3,171,212
Machinery - 3.1%
Ingersoll Rand Inc	19,300	1,661,537
Westinghouse Air Brake Technologies Corp	15,200	3,498,128
		5,159,665
TOTAL INDUSTRIALS		11,649,701
Information Technology - 23.6%
Electronic Equipment, Instruments & Components - 2.9%
Amphenol Corp Class A	34,600	4,985,168
Semiconductors & Semiconductor Equipment - 8.6%
Broadcom Inc	9,600	3,180,480
NVIDIA Corp	60,350	11,534,696
		14,715,176
Software - 6.0%
Autodesk Inc (b)	5,600	1,416,071
Microsoft Corp	14,250	6,131,633
Synopsys Inc (b)	6,100	2,837,202
		10,384,906
Technology Hardware, Storage & Peripherals - 6.1%
Apple Inc	18,400	4,774,432
Pure Storage Inc Class A (b)	19,500	1,356,030
Seagate Technology Holdings PLC	6,000	2,446,140
Western Digital Corp	7,600	1,901,748
		10,478,350
TOTAL INFORMATION TECHNOLOGY		40,563,600
Materials - 1.8%
Construction Materials - 1.8%
CRH PLC	24,600	3,011,286
TOTAL UNITED STATES		118,373,175
TOTAL COMMON STOCKS (Cost $102,586,272)		167,038,447

Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Valsoft Corp Series A-1.2 (d)(e)	7	69,319
Valsoft Corp Series A-1.3 (d)(e)	3	29,707
Valsoft Corp Series A-1.4 (d)(e)	3	29,708

TOTAL CANADA		128,734
UNITED STATES - 0.4%
Information Technology - 0.4%
Technology Hardware, Storage & Peripherals - 0.4%
Wasabi Holdings Inc Series C (b)(d)(e)	50,623	662,655
Wasabi Holdings Inc Series D1 (d)(e)	2,130	38,809

TOTAL UNITED STATES		701,464
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $741,540)		830,198

Money Market Funds - 2.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.70	2,414,945	2,415,428
Fidelity Securities Lending Cash Central Fund (f)(g)	3.70	1,813,319	1,813,500
TOTAL MONEY MARKET FUNDS (Cost $4,228,928)			4,228,928

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $107,556,740)	172,097,573
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(384,683)
NET ASSETS - 100.0%	171,712,890

Legend

(a)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,573,925 or 0.9% of net assets.

(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,052,794 or 0.6% of net assets.

(e)	Level 3 security.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Starling Bank Ltd	6/18/2021 - 4/5/2022	138,336

Valsoft Corp Series A-1.2	3/14/2025	81,996

Valsoft Corp Series A-1.3	3/17/2025	29,780

Valsoft Corp Series A-1.4	3/17/2025	39,484

Wasabi Holdings Inc Series C	3/31/2021 - 4/30/2021	549,999

Wasabi Holdings Inc Series D1	11/14/2025	40,281

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	6,062,796	19,987,297	23,634,520	85,380	(145)	-	2,415,428	2,414,945	0.0%
Fidelity Securities Lending Cash Central Fund	-	6,966,108	5,152,422	406	(186)	-	1,813,500	1,813,319	0.0%
Total	6,062,796	26,953,405	28,786,942	85,786	(331)	-	4,228,928

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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